Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Summary of provisions

	Tax and social
	security	Dilapidations	Total
	£ 000	£ 000	£ 000
As at January 1, 2022	—	95	95
Additions	264	—	264
Unwinding of discount	—	6	6
As at December 31, 2022	264	101	365
Additions	76	—	76
Reversals	(192)	—	(192)
Unwinding of discount	—	7	7
As at December 31, 2023	148	108	256